Other Reserves - Summary of Other Reserves (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	[1]	£ 18,926		£ 21,325	£ 19,277
Recognised in income and expense		(34)		1	(3)
Tax recognised in other comprehensive income	[1]	262		(445)	235
Ending balance	[1]	22,347	[2]	18,926	21,325
Other Reserves [Member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		1,591		1,392	1,209
Exchange differences		(188)		227	29
Net fair value gain on cash flow hedges		(368)		884	381
Recognised in income and expense		277		(938)	(230)
Fair value movement on available-for-sale assets		11		(3)	(2)
Tax recognised in other comprehensive income		1		29	5
Transfer to realised profit		(83)
Ending balance		1,241		1,591	1,392
Other Reserves [Member] | Cash Flow Reserve [Member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		127		173	55
Net fair value gain on cash flow hedges		(368)		884	381
Recognised in income and expense		277		(938)	(230)
Tax recognised in other comprehensive income		10		8	(33)
Transfer to realised profit		(83)
Ending balance		(37)		127	173
Other Reserves [Member] | Available-for-Sale Reserve [Member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		13		16	18
Fair value movement on available-for-sale assets		11		(3)	(2)
Ending balance		24		13	16
Other Reserves [Member] | Translation Reserve [Member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		593		345	278
Exchange differences		(188)		227	29
Tax recognised in other comprehensive income		(9)		21	38
Ending balance		396		593	345
Other Reserves [Member] | Merger and Other Reserves [Member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		858		858	858
Ending balance		£ 858		£ 858	£ 858

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements.
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements